Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2019
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

Note 10 – Accounts payable and accrued liabilities

Accounts payable and accrued liabilities comprise the following:

	At December 31,	At December 31,
	2019	2018
Accounts payable	$6.8	$7.3
Accrued liabilities	35.0	16.3
	$41.8	$23.6